Contents of Significant Accounts - Short-Term Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Short-term loans	$ 0	$ 0	$ 1,924,124
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	0.33%	0.33%	0.15%	0.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	3.60%	3.60%	3.60%	4.05%
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term loans	$ 0		$ 1,924,124